SHARE-BASED COMPENSATION (Details 2) (Share options) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Minimum	Dec. 31, 2011 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2011 Maximum
Share based compensation
Suboptimal exercise factor					7.45	3.83	7.66	8.93
Risk-free interest rate, minimum (as a percent)			0.81%	1.88%
Risk-free interest rate, maximum (as a percent)			1.19%	2.66%
Volatility, minimum (as a percent)			51.35%	50.61%
Volatility, maximum (as a percent)			51.89%	50.69%
Life of option			6 years	6 years
Share option activity under the option plans
Share options outstanding at the beginning of the period (in shares)	9,804,825	9,804,825
Forfeited (in shares)	(176,553)	(176,553)
Exercised (in shares)	(2,802,488)	(2,802,488)	(1,889,872)	(1,452,468)
Share options outstanding at the end of the period (in shares)	6,825,784	6,825,784
Share options vested or expected to vest (in shares)	6,713,897	6,713,897
Share options exercisable (in shares)	3,950,516	3,950,516
Weighted Average Exercise Price
Share options outstanding at the beginning of the period (in dollars per shares)	$ 2.02
Forfeited (in dollars per shares)	$ 3.05
Exercised (in dollars per shares)	$ 1.69
Share options outstanding at the end of the period (in dollars per shares)	$ 2.12
Share options vested or expected to vest (in dollars per shares)	$ 2.09
Share options exercisable (in dollars per shares)	$ 1.61
Weighted Average Remaining Contractual Life and Aggregate Intrinsic Value
Share options outstanding, Weighted average remaining contractual life	4 years 9 months	4 years 9 months
Share options vested or expected to vest, Weighted average remaining contractual life	4 years 9 months 4 days	4 years 9 months 4 days
Share options exercisable, Weighted average remaining contractual life	4 years 10 months 28 days	4 years 10 months 28 days
Share options outstanding, Aggregate intrinsic value	$ 37,500
Share options vested or expected to vest, Aggregate intrinsic value	37,100
Share options exercisable, Aggregate intrinsic value	23,718
Total unrecognized compensation expense		16,177
Weighted-average period for recognition of unrecognized compensation costs	2 years 4 months 13 days	2 years 4 months 13 days
Aggregate intrinsic value of options exercised		74,321	32,562	37,700